UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/2007

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       4/09/2007
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   64

Form 13F Information Table Value Total:   $208,440


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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

                                                 Lawson Kroeker Investment Management, Inc.
                                                                 FORM 13F
                                                              March 31, 2007

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1986  2055000 PRN      SOLE                  1505000            550000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     4498  4685000 PRN      SOLE                  2540000           2145000
ABBOTT LABS                    COM              002824100     2607    46713 SH       SOLE                    46563               150
AMGEN INC                      COM              031162100      766    13710 SH       SOLE                    13710
ANADARKO PETROLEUM CORP        COM              032511107      949    22086 SH       SOLE                    22086
AT&T INC                       COM              00206R102      234     5940 SH       SOLE                     5940
AVERY DENNISON CORP            COM              053611109     6769   105343 SH       SOLE                    79718             25625
BERKSHIRE HATHAWAY INC         COM              084670108     3161       29 SH       SOLE                       17                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207     2839      780 SH       SOLE                      780
BJ SERVICES CO COM             COM              055482103      853    30560 SH       SOLE                    30560
BP PLC ADR                     COM              055622104      438     6758 SH       SOLE                     6758
C R BARD INC                   COM              067383109     1840    23140 SH       SOLE                    23140
CATO CORP                      COM              149205106     5522   236095 SH       SOLE                   164958             71137
CBS CORP - CLASS B             COM              124857202      335    10943 SH       SOLE                    10454               489
CEMEX S.A.B. de C.V.           COM              151290889      904    27590 SH       SOLE                    27590
CHEVRON CORP                   COM              166764100     7297    98662 SH       SOLE                    63062             35600
CHICAGO BRIDGE & IRON          COM              167250109    10371   337260 SH       SOLE                   238735             98525
CHOLESTECH CORP                COM              170393102     2699   156575 SH       SOLE                   105375             51200
COLGATE PALMOLIVE CO           COM              194162103      623     9325 SH       SOLE                     8950               375
CONAGRA FOODS INC              COM              205887102      208     8354 SH       SOLE                     8354
CONOCOPHILLIPS COM             COM              20825c104     6472    94691 SH       SOLE                    67805             26886
CONSTELLATION ENERGY COM       COM              210371100     1656    19040 SH       SOLE                    19040
CORNING INC                    COM              219350105     7652   336491 SH       SOLE                   233591            102900
CURRENCYSHARES EURO TR         COM              23130C108     5361    40025 SH       SOLE                    28725             11300
DOMINION RESOURCES INC.        COM              25746U109     2437    27451 SH       SOLE                    27451
ENERPLUS RESOURCES FUND        COM              29274D604     1284    30405 SH       SOLE                    30405
EXXON MOBIL CORP               COM              30231G102      593     7862 SH       SOLE                     7862
FIDELITY NATIONAL INFORMATION  COM              31620M106     3685    81057 SH       SOLE                    58617             22440
FIDELITY NATIONAL TITLE GP     COM              31620R105     4318   179849 SH       SOLE                   128789             51060
FISERV INC                     COM              337738108     1595    30055 SH       SOLE                    30055
FORDING CANADIAN COAL TRUST    COM              345425102     5239   237040 SH       SOLE                   195915             41125
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     7842   118470 SH       SOLE                    87995             30475
GENCORP INC                    COM              368682100     2438   176150 SH       SOLE                   104825             71325
GENERAL ELECTRIC CO            COM              369604103     1630    46111 SH       SOLE                    46111
GPE BRUX LAMBERT               COM              7097328       4238    36375 SH       SOLE                    35925               450
HOUSTON EXPLORATION COMPANY    COM              442120101     2930    54315 SH       SOLE                    36490             17825
JOHNSON & JOHNSON              COM              478160104      355     5895 SH       SOLE                     5895
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     6235   175250 SH       SOLE                   121175             54075
KAYDON CORP                    COM              486587108     1132    26595 SH       SOLE                    26595
KINDER MORGAN INC              COM              49455P101      558     5240 SH       SOLE                     5240
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     2021    23110 SH       SOLE                    23110
LABORATORY CORP OF AMERICA     COM              50540R409     6044    83220 SH       SOLE                    60220             23000
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     9386   157595 SH       SOLE                   121410             36185
MEDTRONIC INC                  COM              585055106      864    17610 SH       SOLE                    17610
NEWMONT MNG CORP               COM              651639106     6878   163810 SH       SOLE                   112510             51300
NEXEN INC                      COM              65334H102     8329   135870 SH       SOLE                    90195             45675
OMNICARE INC                   COM              681904108     5086   127890 SH       SOLE                    91965             35925
PEABODY ENERGY CORP            COM              704549104     8114   201642 SH       SOLE                   141067             60575
PENGROWTH ENERGY TRUST         COM              706902509      292    17300 SH       SOLE                    17300
PERFORMANCE FOOD GROUP         COM              713755106     3776   122330 SH       SOLE                    91530             30800
PFIZER INC.                    COM              717081103     1643    65041 SH       SOLE                    43041             22000
PLUM CREEK TIMBER              COM              729251108     4995   126705 SH       SOLE                    85530             41175
PROGRESSIVE CORP               COM              743315103     1028    47100 SH       SOLE                    47100
ROYAL DUTCH SHELL PLC ADR      COM              780259206     1165    17575 SH       SOLE                    17575
S&P 500 DEPOSITORY RECEIPTS    COM              78462F103     1994    14040 SH       SOLE                    14040
SENSE TECHNOLOGIES INC         COM              816923106        1    10000 SH       SOLE                    10000
TEXAS PACIFIC LAND TRUST       COM              882610108     5530    22805 SH       SOLE                    16625              6180
VIACOM INC. - CLASS B          COM              92553P201      405     9847 SH       SOLE                     9358               489
VULCAN MATERIALS               COM              929160109     9380    80530 SH       SOLE                    55830             24700
WEATHERFORD BERMUDA ISIN#BMG95 COM              g95089101     1044    23150 SH       SOLE                    23150
WINNEBAGO INDUSTRIES           COM              974637100     3672   109185 SH       SOLE                    73310             35875
WYETH                          COM              983024100      558    11150 SH       SOLE                    10950               200
iShares MSCI JAPAN INDEX FUND  COM              464286848     3655   250872 SH       SOLE                   247822              3050
JACOB INTERNET FUND                             469787105       33 11690.857SH       SOLE                11690.857
             Total                                         208,440
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